MUTUAL FUND SERIES TRUST

Supplement dated January 19, 2017 to the Statement of Additional Information (“SAI”) dated November 1, 2016 to the following series of the Trust (each a “Fund” and, collectively, the “Funds”):

Catalyst Small-Cap Insider Buying Fund

Class A: CTVAX Class C: CTVCX Class I: CTVIX

Catalyst Insider Buying Fund

Class A: INSAX Class C: INSCX Class I: INSIX

Catalyst/EquityCompass Buyback Strategy Fund

Class A: BUYAX Class C: BUYCX Class I: BUYIX

Catalyst IPOx Allocation Fund

Class A: OIPAX Class C: OIPCX Class I: OIPIX

Catalyst Dynamic Alpha Fund

Class A: CPEAX Class C: CPECX Class I: CPEIX

Catalyst/Groesbeck Growth of Income Fund

Class A: CGGAX Class C: CGGCX Class I: CGGIX

Catalyst/MAP Global Equity Fund

(formerly, Catalyst/MAP Global Capital Appreciation Fund)

Class A: CAXAX Class C: CAXCX Class I: CAXIX

Catalyst/Lyons Tactical Allocation Fund

Class A: CLTAX Class C: CLTCX Class I: CLTIX

Catalyst MLP & Infrastructure Fund

Class A: MLXAX Class C: MLXCX Class I: MLXIX

The information in this Supplement amends certain information contained in the currently effective SAI for each Fund dated November 1, 2016 and should be read in conjunction with such SAI. _____________________________________________________________________________________________________________________

The paragraph contained under the section entitled “Additional Information About Investments and Risks” is hereby replaced with the following:

When-Issued and Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to a Fund until settlement. The Funds will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

**********************

You should read this Supplement in conjunction with the Funds’ current Prospectus and SAI, each dated November 1, 2016, which provides information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Fund toll-free at 866-447-4228 or by writing to the Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.